UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22752

Nuveen Intermediate Duration Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Intermediate Duration Municipal Term Fund (NID)
	February 28, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 126.5% (99.9% of Total Investments)

	MUNICIPAL BONDS – 126.5% (99.9% of Total Investments)

	Alabama – 3.2% (2.5% of Total Investments)
$ 235	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006,	4/17 at 100.00	B1	$ 235,909
	5.125%, 4/01/21 – AMBAC Insured
7,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	4/17 at 100.00	AA–	7,027,090
	4/01/22 – NPFG Insured
665	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/18 –	4/17 at 100.00	AA–	667,574
	NPFG Insured
	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,
	Series 2004A:
10,000	5.250%, 1/01/20	4/17 at 100.00	A–	10,038,700
200	5.500%, 1/01/22 – AGM Insured	4/17 at 100.00	AA	200,774
2,000	5.250%, 1/01/23	4/17 at 100.00	A–	2,007,740
20,100	Total Alabama			20,177,787
	Alaska – 0.3% (0.2% of Total Investments)
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	3/17 at 100.00	B3	1,909,980
	Series 2006A, 5.000%, 6/01/32
	Arizona – 1.5% (1.2% of Total Investments)
785	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	4/17 at 100.00	N/R	785,966
	Campus Project, Series 2006, 5.100%, 10/01/22
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	BBB+	2,201,460
	Hospital, Refunding Series 2012A, 5.000%, 2/01/27
695	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special	7/25 at 100.00	N/R	666,943
	Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30
	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy
	Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013:
60	4.000%, 7/01/18	No Opt. Call	Ba1	60,568
1,050	5.000%, 7/01/23	No Opt. Call	Ba1	1,101,114
90	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great	7/21 at 100.00	BB+	97,730
	Hearts Academies – Veritas Project, Series 2012, 6.250%, 7/01/32
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities
	Foundation, Inc. Project, Series 2014:
1,295	5.000%, 2/01/18	No Opt. Call	B+	1,308,947
1,000	5.125%, 2/01/34	2/24 at 100.00	B+	944,780
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and	7/20 at 102.00	BB	755,098
	Refunding Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25
800	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	N/R (4)	872,312
	5.000%, 7/01/19 (ETM)
853	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	4/17 at 100.00	N/R	828,945
	2005, 5.750%, 7/01/22
9,388	Total Arizona			9,623,863
	California – 10.9% (8.6% of Total Investments)
100	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	Aaa	102,729
	Lien Series 2004A, 5.300%, 10/01/23 (Pre-refunded 10/01/17) – AMBAC Insured
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender	No Opt. Call	AA	5,228,876
	Option Bond Trust 2016-XG0089, 24.220%, 8/01/30 – AGM Insured (IF) (5)
865	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	3/21 at 100.00	N/R (4)	992,302
	(Pre-refunded 3/01/21)
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	10/26 at 100.00	AA	759,240
	Option Bond Trust 2016-XG0019, 3.843%, 4/01/36 (IF) (5)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2014A:
500	5.250%, 12/01/29	12/24 at 100.00	BB+	541,305
2,500	5.250%, 12/01/34	12/24 at 100.00	BB+	2,680,650
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	8/20 at 100.00	N/R	5,294,950
	Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA	2,546,010
	Refunding Series 2013A, 0.000%, 1/15/29 – AGM Insured (6)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
13,420	4.500%, 6/01/27	6/17 at 100.00	B1	13,522,126
5,100	5.000%, 6/01/33	6/17 at 100.00	B–	5,100,102
1,225	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	No Opt. Call	N/R	1,252,501
	Allocation Bonds, Series 2007A, 5.500%, 9/01/17 – SYNCORA GTY Insured
310	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	BBB–	326,526
	Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23
800	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	N/R	800,528
	Bonds, Series 2007, 4.625%, 6/01/21
250	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	300,065
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
2,430	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	No Opt. Call	Ba1 (4)	2,587,391
	5.500%, 11/01/19 (ETM)
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1 (4)	5,721,550
	6.625%, 11/01/29 (Pre-refunded 11/01/19)
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities	9/22 at 100.00	N/R	745,927
	District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29
305	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott	No Opt. Call	N/R	327,799
	Road, Series 2013, 4.000%, 9/01/21
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series	9/24 at 100.00	N/R	542,155
	2014, 5.000%, 9/01/29
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series	No Opt. Call	AA	2,840,446
	2005A, 5.750%, 10/01/24 – AGM Insured
260	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding	No Opt. Call	N/R	286,759
	Bonds Series 2013, 5.000%, 9/01/20
100	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	101,762
	Project, Refunding Series 2006D, 5.000%, 8/01/18 – AMBAC Insured
420	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	4/17 at 100.00	AA–	425,603
	Project, Series 2003, 5.000%, 8/01/25 – FGIC Insured
550	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	559,669
	Project, Series 2007B, 5.000%, 8/01/19 – SYNCORA GTY Insured
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community	3/23 at 100.00	N/R	1,589,265
	Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community	3/23 at 100.00	N/R	1,589,265
	Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	9,998,700
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27
1,490	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	3/17 at 100.00	Ba2	1,494,738
	Bonds, Series 2005A-1, 4.750%, 6/01/23
100	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	N/R (4)	106,956
	(Pre-refunded 8/01/19)
240	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	259,116
63,800	Total California			68,625,011
	Colorado – 5.1% (4.0% of Total Investments)
505	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding	12/17 at 100.00	AA	508,904
	Series 2007A, 4.375%, 12/01/18 – RAAI Insured
2,120	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding &	12/17 at 100.00	AA	2,128,289
	Improvement Series 2007, 4.750%, 12/01/37 – RAAI Insured
4,005	Castle Oaks Metropolitan District, Castle Rock, Douglas County, Colorado, General Obligation	12/17 at 100.00	N/R (4)	4,147,258
	Limited Tax Bonds, Refunding & Improvement Series 2012, 5.500%, 12/01/22
	(Pre-refunded 12/01/17)
630	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	No Opt. Call	B	657,770
	of Charter Schools Project, Series 2010B, 6.125%, 11/01/20
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/18 at 100.00	N/R (4)	537,050
	Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28 (Pre-refunded 8/01/18)
145	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	No Opt. Call	BB+	153,991
	Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22
800	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National	No Opt. Call	N/R (4)	863,112
	Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)
889	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	771,850
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax) (7)
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust	11/22 at 100.00	AA	4,150,022
	2015-XF0223, 12.190%, 11/15/30 (IF)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
100	20.348%, 3/01/25 (IF) (5)	No Opt. Call	Aa2	193,955
300	20.348%, 3/01/26 (IF) (5)	No Opt. Call	Aa2	596,385
430	20.303%, 3/01/27 (IF) (5)	No Opt. Call	Aa2	857,777
725	20.348%, 3/01/28 (IF) (5)	No Opt. Call	Aa2	1,415,454
200	20.348%, 3/01/29 (IF) (5)	No Opt. Call	Aa2	385,830
1,000	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines	10/17 at 100.00	BB–	1,013,620
	Corporation, Series 2007A, 5.250%, 10/01/32 (Alternative Minimum Tax)
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	No Opt. Call	Baa2	2,305,780
	Refunding Senior Lien Series 2016, 5.000%, 12/01/26
5,715	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA–	3,897,801
	NPFG Insured
860	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public	3/20 at 100.00	N/R	854,788
	Improvement Fee Supported Revenue Bonds, Series 2014A, 5.750%, 3/01/32
250	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	N/R (4)	259,195
	Improvement Bonds, Series 2008, 5.625%, 12/01/20 (Pre-refunded 12/01/17)
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding
	Series 2013:
500	5.000%, 12/01/18	No Opt. Call	N/R	514,915
1,000	5.000%, 12/01/21	No Opt. Call	N/R	1,062,450
215	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	No Opt. Call	N/R (4)	222,301
	Refunding Series 2007, 5.200%, 12/01/17 (ETM)
870	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016,	No Opt. Call	N/R	858,742
	3.000%, 12/01/21
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay	12/22 at 100.00	A+	3,443,549
	Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27
30,179	Total Colorado			31,800,788
	Connecticut – 0.0% (0.0% of Total Investments)
6,848	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	269,381
	2013A, 6.050%, 7/01/31, PIK (7)
	District of Columbia – 0.8% (0.6% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC
	Issue, Series 2013:
500	4.000%, 10/01/19	No Opt. Call	BB+	500,120
500	4.000%, 10/01/20	No Opt. Call	BB+	496,890
670	4.000%, 10/01/21	No Opt. Call	BB+	659,334
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond
	Trust 2016-XF2341:
745	19.211%, 6/01/29 (IF) (5)	6/21 at 100.00	AA	1,146,406
785	19.142%, 6/01/30 (IF) (5)	6/21 at 100.00	AA	1,196,175
520	19.211%, 6/01/31 (IF) (5)	6/21 at 100.00	AA	791,180
3,720	Total District of Columbia			4,790,105
	Florida – 11.0% (8.7% of Total Investments)
1,675	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master	4/17 at 100.00	N/R	1,664,146
	Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,
	Series 2013A:
425	5.000%, 11/15/20	No Opt. Call	BBB	465,970
150	5.000%, 11/15/23	No Opt. Call	BBB	168,978
760	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/25 at 100.00	N/R	731,546
	2015, 5.000%, 5/01/30
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc.	7/25 at 100.00	N/R	7,521,696
	Project, Series 2015, 5.750%, 7/01/30
430	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan	4/17 at 100.00	AA–	429,991
	Program – Florida Universities, Series 2001F, 5.000%, 10/01/31 – NPFG Insured
2,200	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX,	7/20 at 100.00	Baa3	2,322,078
	LLC Project, Series 2010A, 5.350%, 7/01/29
1,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	No Opt. Call	BBB–	1,031,930
	Refunding Series 2013A, 4.500%, 6/01/23
2,365	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	No Opt. Call	BB	2,521,492
	Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21
920	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	948,879
	Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22
	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds,
	Florida Proton Therapy Institute Project, Series 2007A:
215	6.000%, 9/01/17	No Opt. Call	N/R	219,272
1,500	6.250%, 9/01/27	9/17 at 100.00	N/R	1,512,405
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special
	Assessment Revenue Refunding Bonds, Series 2012:
1,030	5.250%, 11/01/22	No Opt. Call	N/R	1,072,251
1,305	5.750%, 11/01/32	11/23 at 100.00	N/R	1,339,021
2,205	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	2,205,617
	Community Charter Schools, Series 2007A, 5.250%, 6/15/27
1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds,	5/17 at 100.00	BBB	1,006,280
	Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series
	2007, 5.000%, 11/15/22
395	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A,	4/17 at 100.00	N/R	232,951
	6.000%, 7/01/25 (7)
4,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	Baa2	4,097,320
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative
	Minimum Tax)
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option Bond
	Trust 2016-XG0099:
700	18.590%, 7/01/22 (IF) (5)	No Opt. Call	A	1,239,000
820	18.590%, 7/01/23 (IF) (5)	7/22 at 100.00	A	1,512,654
1,115	18.590%, 7/01/24 (IF) (5)	7/22 at 100.00	A	1,933,912
800	18.590%, 7/01/25 (IF) (5)	7/22 at 100.00	A	1,374,480
1,080	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue	No Opt. Call	N/R	1,125,598
	Bonds, Refunding Series 2012, 4.875%, 5/01/22
1,750	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/17 at 100.00	N/R	1,795,868
	Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	12/24 at 100.00	BBB+	565,715
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	11/22 at 100.00	BBB+	950,382
	Series 2013A, 5.000%, 11/01/33
540	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	545,665
	Refunding Series 2013, 3.500%, 5/01/19
2,150	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.500%, 10/01/24	10/17 at 100.00	BBB	2,187,840
2,615	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds,	5/27 at 100.00	BBB	2,645,465
	Refunding Series 2017, 4.000%, 5/01/31
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	5/22 at 100.00	BBB–	1,849,944
	Refunding Series 2012, 5.000%, 5/01/26
1,130	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	1,141,763
	Refunding Series 2013, 4.000%, 5/01/25
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central
	Florida Health Alliance Projects, Series 2014B:
2,925	5.000%, 7/01/29	7/24 at 100.00	A–	3,241,748
2,350	5.000%, 7/01/30	7/24 at 100.00	A–	2,587,562
1,560	5.000%, 7/01/31	7/24 at 100.00	A–	1,707,108
1,400	5.000%, 7/01/32	7/24 at 100.00	A–	1,521,632
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond
	Trust 2016-XG0097:
400	18.531%, 7/01/27 (IF) (5)	7/22 at 100.00	A	659,740
290	18.531%, 7/01/28 (IF) (5)	7/22 at 100.00	A	471,714
1,000	13.500%, 7/01/29 (IF) (5)	7/22 at 100.00	A	1,236,150
1,000	13.500%, 7/01/30 (IF) (5)	7/22 at 100.00	A	1,222,300
1,000	18.531%, 7/01/31 (IF) (5)	7/22 at 100.00	A	1,578,850
1,760	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	4/17 at 100.00	N/R	1,730,150
	5.400%, 5/01/37
1,695	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue	5/22 at 100.00	N/R	1,758,698
	Bonds, Series 2012-A2, 5.000%, 5/01/23
2,525	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	2,467,910
	Refunding Series 2013, 4.000%, 5/01/23
555	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	BBB–	586,341
	Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22
63,070	Total Florida			69,130,012
	Georgia – 0.4% (0.3% of Total Investments)
2,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	Baa3	2,368,800
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
	Guam – 2.5% (2.0% of Total Investments)
	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High
	School Project, Series 2010A:
1,370	6.000%, 12/01/20	No Opt. Call	B+	1,412,977
325	6.875%, 12/01/40	12/20 at 100.00	B+	344,243
1,100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding	7/24 at 100.00	A–	1,208,966
	Series 2014A, 5.000%, 7/01/29
2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	2,136,420
	2010, 5.250%, 7/01/25
1,365	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/23 at 100.00	A–	1,547,446
	2013, 5.250%, 7/01/24
670	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB–	711,895
2,500	Guam Government, General Obligation Bonds, 2009 Series A, 6.750%, 11/15/29	11/19 at 100.00	N/R (4)	2,870,975
	(Pre-refunded 11/15/19)
2,000	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23	11/17 at 100.00	BB– (4)	2,060,680
	(Pre-refunded 11/15/17)
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%,	12/19 at 100.00	BBB+ (4)	1,112,580
	12/01/24 (Pre-refunded 12/01/19)
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,267,413
200	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	BBB	214,736
14,555	Total Guam			15,888,331
	Hawaii – 1.3% (1.0% of Total Investments)
6,070	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	1/19 at 100.00	N/R	6,121,413
	University, Series 2015, 5.000%, 7/01/20
535	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds,	No Opt. Call	BBB	542,672
	Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental	4/17 at 100.00	BB–	1,556,092
	Airlines Inc., Series 1997, 5.625%, 11/15/27 (Alternative Minimum Tax)
8,155	Total Hawaii			8,220,177
	Illinois – 16.0% (12.6% of Total Investments)
8,090	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004,	6/17 at 100.00	N/R	8,079,564
	4.000%, 6/15/23
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement	4/27 at 100.00	A	5,014,500
	Revenues, Series 2016, 5.750%, 4/01/34
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding
	Series 2010F:
1,600	5.000%, 12/01/17	No Opt. Call	B+	1,560,048
685	5.000%, 12/01/18	No Opt. Call	B+	646,085
1,230	5.000%, 12/01/20	No Opt. Call	B+	1,118,759
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Series 2008C:
1,250	5.000%, 12/01/22	12/18 at 100.00	B+	1,116,213
3,000	5.250%, 12/01/25	12/18 at 100.00	B+	2,577,090
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B	953,340
	2016A, 7.000%, 12/01/26
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
1,470	0.000%, 12/01/22 – NPFG Insured	No Opt. Call	AA–	1,176,911
1,500	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	AA–	894,180
2,514	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	12/17 at 100.00	N/R	2,402,051
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
226	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project,	3/17 at 100.00	Ba2	226,628
	Series 2010, 6.870%, 2/15/24
868	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	4/17 at 100.00	N/R	613,805
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
2,465	Chicago, Illinois, General Obligation Bonds, Refunding Series 2008A, 5.250%, 1/01/33	1/18 at 100.00	BBB+	2,433,522
2,680	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/23	1/22 at 100.00	BBB+	2,713,125
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
850	5.000%, 1/01/24	No Opt. Call	BBB+	859,265
1,500	5.000%, 1/01/25	No Opt. Call	BBB+	1,509,570
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124:
1,000	18.765%, 11/15/29 (IF) (5)	11/22 at 100.00	AA–	1,174,050
3,040	18.765%, 11/15/33 (IF) (5)	11/22 at 100.00	AA–	4,097,008
1,100	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B–	1,123,342
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,
	Series 2007:
1,650	5.000%, 12/01/21	4/17 at 100.00	BBB	1,652,789
4,000	5.000%, 12/01/26	4/17 at 100.00	BBB	4,003,480
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B–	5,647,347
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust
	2016-XF2339:
480	18.701%, 9/01/21 (IF) (5)	No Opt. Call	BBB	754,800
330	18.669%, 9/01/21 (IF) (5)	No Opt. Call	BBB	518,565
435	18.654%, 9/01/22 (IF) (5)	No Opt. Call	BBB	703,356
2,960	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	4/17 at 100.00	BB–	2,960,000
	5.375%, 2/15/25
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding
	Series 2006A:
2,680	5.000%, 4/01/24	4/17 at 100.00	Baa3	2,680,724
1,950	5.000%, 4/01/26	4/17 at 100.00	Baa3	1,950,117
2,000	5.000%, 4/01/31	4/17 at 100.00	Baa3	1,963,620
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
650	4.000%, 5/15/18	No Opt. Call	Baa1	667,381
770	4.000%, 5/15/19	No Opt. Call	Baa1	804,411
895	5.000%, 5/15/20	No Opt. Call	Baa1	970,815
1,035	5.000%, 5/15/21	No Opt. Call	Baa1	1,139,939
1,210	5.000%, 5/15/22	No Opt. Call	Baa1	1,345,835
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa1	1,717,128
2,000	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C,	No Opt. Call	BBB	2,168,860
	5.000%, 2/15/24
120	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding	5/19 at 100.00	N/R (4)	133,376
	Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding
	Series 2009:
100	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	111,030
3,280	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	BBB– (4)	3,645,622
620	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Refunding Series 2010A,	No Opt. Call	BBB+ (4)	632,412
	5.000%, 8/15/17 (ETM)
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.000%,	6/24 at 100.00	AA	2,740,925
	6/15/27 – AGM Insured
2,300	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 –	No Opt. Call	BBB–	1,833,721
	AMBAC Insured
1,450	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/24	No Opt. Call	BBB	1,532,476
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,750	5.000%, 8/01/22	No Opt. Call	BBB	1,861,230
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,393,760
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 15.048%,	No Opt. Call	AA	2,787,520
	8/01/23 – AGM Insured (IF) (5)
4,270	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	6/22 at 100.00	BBB–	4,468,342
	Refunding Series 2012B, 5.000%, 12/15/28
	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
1,100	5.000%, 10/01/25	4/25 at 100.00	BBB+	1,240,140
200	5.000%, 10/01/26	4/25 at 100.00	BBB+	224,344
2,500	Wauconda, Illinois, Special Service Area 1 Special Tax Bonds, Liberty Lake Project, Refunding	3/25 at 100.00	AA	2,745,275
	Series 2015, 5.000%, 3/01/33 – BAM Insured
97,408	Total Illinois			100,288,396
	Indiana – 3.3% (2.6% of Total Investments)
1,250	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22	No Opt. Call	N/R	1,337,738
4,345	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	B+	4,057,144
	Project, Series 2013A, 6.000%, 3/01/33
650	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	629,096
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
965	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of	No Opt. Call	N/R	996,990
	Indiana Inc. Project, Series 2016, 6.250%, 12/01/24
990	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of	No Opt. Call	N/R	1,022,819
	Northwest Indiana Inc. Project, Series 2016, 6.250%, 12/01/24
5,590	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	6/20 at 100.00	B	5,556,404
	Corporation Project, Refunding Series 2010, 6.000%, 12/01/26
6,330	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	B	6,577,883
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
360	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	No Opt. Call	N/R	400,144
	5.875%, 1/01/24 (Alternative Minimum Tax)
20,480	Total Indiana			20,578,218
	Iowa – 2.2% (1.8% of Total Investments)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
4,640	5.000%, 12/01/19	No Opt. Call	B	4,650,672
1,150	5.500%, 12/01/22	12/18 at 100.00	B	1,157,372
2,100	5.250%, 12/01/25	12/23 at 100.00	B	2,118,354
3,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	6/18 at 105.00	B	4,048,414
	Project, Series 2016, 5.875%, 12/01/26
	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa
	University Project, Series 2012:
180	4.000%, 9/01/18 (ETM)	No Opt. Call	N/R (4)	188,210
200	3.000%, 9/01/19 (ETM)	No Opt. Call	N/R (4)	208,850
1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	1,500,210
	5.600%, 6/01/34
13,760	Total Iowa			13,872,082
	Kansas – 2.3% (1.8% of Total Investments)
2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	AA	3,209,400
	Obligated Group, Tender Option Bond Trust 2016-XG0056, 19.929%, 11/15/32 (IF) (5)
310	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	AA	461,175
	Obligated Group, Tender Option Bond Trust 2015-XF2190, 16.350%, 11/15/32 (IF) (5)
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility,	12/25 at 100.00	A3	226,224
	Series 2015A, 5.000%, 12/01/28
1,750	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	4/17 at 100.00	BB+	1,749,825
	Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1	12/22 at 100.00	N/R	1,741,060
	Project, Series 2012B, 6.100%, 12/15/34
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate	12/22 at 100.00	N/R	6,914,240
	Project, Series 2012, 5.250%, 12/15/29
14,260	Total Kansas			14,301,924
	Louisiana – 1.4% (1.1% of Total Investments)
	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East
	Jefferson General Hospital, Refunding Series 2011:
1,850	6.250%, 7/01/26	4/17 at 100.00	BB	1,854,218
780	5.625%, 7/01/26	7/21 at 100.00	BB	819,694
60	6.250%, 7/01/31	7/21 at 100.00	BB	64,156
1,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB	1,542,795
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2011:
250	5.250%, 5/15/22 (Pre-refunded 5/15/21)	5/21 at 100.00	A– (4)	289,308
500	6.250%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A– (4)	599,010
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	No Opt. Call	AA–	1,142,270
	5.000%, 7/01/22
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project,	11/24 at 100.00	N/R	297,791
	Refunding Series 2015, 5.250%, 11/15/29
2,000	St. John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	BBB	2,010,200
	5.125%, 6/01/37
8,225	Total Louisiana			8,619,442
	Maine – 0.1% (0.1% of Total Investments)
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	No Opt. Call	BBB	387,674
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22
	Maryland – 0.2% (0.2% of Total Investments)
1,165	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line	9/26 at 100.00	BBB+	1,296,738
	Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/30 (Alternative Minimum Tax)
	Massachusetts – 1.7% (1.3% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,
	Series 2016E:
1,000	5.000%, 7/01/26	No Opt. Call	BBB	1,136,970
3,960	5.000%, 7/01/27	7/26 at 100.00	BBB	4,454,921
1,510	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series	7/22 at 100.00	AA	1,652,771
	2013, 5.250%, 7/01/29 (Alternative Minimum Tax)
3,150	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	4/17 at 100.00	N/R	3,181,185
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
9,620	Total Massachusetts			10,425,847
	Michigan – 7.7% (6.1% of Total Investments)
205	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	4/17 at 100.00	AA–	207,628
	Area 1 Projects, Series 1998A, 4.750%, 7/01/25 – NPFG Insured
1,055	East Lansing, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham	4/17 at 100.00	N/R	1,055,812
	Hills Retirement Community First Mortgage, Series 2007-B1, 5.250%, 7/01/37
1,270	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	BBB–	1,318,819
	Center, Series 2013A, 5.000%, 7/01/23
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,828,100
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	5,782,800
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,750,350
1,945	5.000%, 7/01/31 – AGM Insured	7/24 at 100.00	AA	2,198,181
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	AA–	2,293,000
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	AA–	2,277,320
615	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB–	622,109
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
290	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning	No Opt. Call	BB–	287,628
	Academy Project, Refunding Series 2011, 6.000%, 10/01/21
825	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	12/20 at 100.00	AA–	1,233,251
	Trust 2015-XF0126, 19.751%, 12/01/27 (IF) (5)
470	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	474,315
	Public School Academy, Series 2007, 5.000%, 9/01/22
1,875	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	1,878,113
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
15,005	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series	7/18 at 100.00	N/R	15,235,777
	2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)
1,625	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds,	3/20 at 101.00	BBB	1,640,454
	Refunding Series 2012, 5.000%, 3/01/33
44,180	Total Michigan			48,083,657
	Minnesota – 0.1% (0.1% of Total Investments)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and
	Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	274,349
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	259,793
510	Total Minnesota			534,142
	Mississippi – 0.6% (0.5% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue	4/17 at 100.00	BB+	1,845,018
	Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 2016-XG0092:
800	20.348%, 1/01/26 (IF) (5)	1/22 at 100.00	AA–	1,280,360
500	20.348%, 1/01/28 (IF) (5)	1/22 at 100.00	AA–	779,650
3,145	Total Mississippi			3,905,028
	Missouri – 1.7% (1.3% of Total Investments)
3,500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	4/17 at 100.00	N/R	3,372,810
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
575	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series	4/17 at 100.00	AA	576,357
	2004, 5.250%, 3/01/22 – RAAI Insured
3,000	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax	12/22 at 100.00	BBB	3,050,820
	Revenue Bonds, Series 2012, 4.000%, 12/01/36
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding &	5/23 at 100.00	N/R	887,827
	Improvement Series 2014A, 5.000%, 5/01/24
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue
	Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
385	5.000%, 11/15/23	No Opt. Call	N/R	413,194
800	5.000%, 11/15/25	No Opt. Call	N/R	852,864
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005B:
370	5.375%, 11/01/23	4/17 at 100.00	N/R	370,588
905	5.500%, 11/01/27	4/17 at 100.00	N/R	905,977
10,400	Total Missouri			10,430,437
	Nebraska – 0.7% (0.6% of Total Investments)
2,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	2,258,640
	5.250%, 12/01/21
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	1,561,005
	5.000%, 9/01/32
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation	5/24 at 100.00	BBB+	710,705
	Hospital Project, Series 2014, 5.000%, 5/15/26
4,080	Total Nebraska			4,530,350
	Nevada – 1.1% (0.8% of Total Investments)
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project,	9/22 at 100.00	BBB+	1,779,960
	Refunding Series 2012, 5.000%, 9/01/27
620	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	672,012
	International Airport, Series 2010A, 5.000%, 7/01/30
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone,
	Refunding Series 2013:
440	4.000%, 3/01/17	No Opt. Call	N/R	439,987
500	4.000%, 3/01/18	No Opt. Call	N/R	498,955
470	4.000%, 3/01/19	No Opt. Call	N/R	466,903
535	5.000%, 3/01/20	No Opt. Call	N/R	543,191
565	5.000%, 3/01/21	No Opt. Call	N/R	572,735
585	5.000%, 3/01/22	No Opt. Call	N/R	591,341
1,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 7.500%,	6/19 at 100.00	BBB+ (4)	1,143,460
	6/15/23 (Pre-refunded 6/15/19)
6,345	Total Nevada			6,708,544
	New Hampshire – 0.2% (0.1% of Total Investments)
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
500	0.000%, 1/01/18 – ACA Insured	No Opt. Call	AA	488,315
320	0.000%, 1/01/19 – ACA Insured	No Opt. Call	AA	302,925
370	0.000%, 1/01/20 – ACA Insured	No Opt. Call	AA	338,757
1,190	Total New Hampshire			1,129,997
	New Jersey – 7.1% (5.6% of Total Investments)
3,275	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	3,348,131
	Evergreens Project, Series 2007, 5.625%, 1/01/38
900	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012,	6/22 at 100.00	BBB+	961,335
	5.000%, 6/15/25
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Tender Option Bond Trust 2016-XF2340
1,440	3.526%, 9/01/25 (IF) (5)	3/25 at 100.00	A–	971,784
1,200	5.035%, 9/01/27 (IF) (5)	3/23 at 100.00	A–	812,760
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
3,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/17 at 100.00	BB–	3,179,850
7,550	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB–	7,973,480
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	7,440,650
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare	7/26 at 100.00	Baa2	1,372,140
	System, Series 2016A, 5.000%, 7/01/30
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	Baa3 (4)	5,379,750
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38 (Pre-refunded 7/01/18)
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 18.771%,	7/22 at 100.00	A+	876,775
	1/01/24 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
10,985	4.625%, 6/01/26	6/17 at 100.00	BBB	10,985,439
1,380	5.000%, 6/01/29	6/17 at 100.00	BBB–	1,379,020
43,430	Total New Jersey			44,681,114
	New Mexico – 0.5% (0.4% of Total Investments)
1,195	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement	4/17 at 100.00	N/R	1,195,382
	Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences	5/22 at 100.00	BBB–	2,067,480
	Project, Series 2012, 5.000%, 5/15/32
3,195	Total New Mexico			3,262,862
	New York – 4.8% (3.8% of Total Investments)
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for
	Excellence, Series 2013A:
505	4.000%, 4/01/20	No Opt. Call	BBB–	518,468
570	4.000%, 4/01/23	No Opt. Call	BBB–	580,534
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt
	Paper NY, Inc. Project, Series 2014:
220	3.750%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	N/R	224,226
1,080	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	1,129,907
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University,
	Series 2013A:
820	5.000%, 5/01/23	No Opt. Call	BBB–	914,792
975	5.000%, 5/01/28	5/23 at 100.00	BBB–	1,045,551
20	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series	No Opt. Call	N/R (4)	23,592
	2013A, 5.000%, 5/01/23 (ETM)
25	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series	5/23 at 100.00	N/R (4)	29,570
	2013A, 5.000%, 5/01/28 (Pre-refunded 5/01/23)
1,000	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group	12/18 at 100.00	Baa3 (4)	1,081,120
	Revenue Bonds, Series 2008, 6.500%, 12/01/21 (Pre-refunded 12/01/18)
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	999,970
	Refunding Series 2006A-2, 5.250%, 6/01/26
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
190	5.000%, 1/01/22 – AMBAC Insured	4/17 at 100.00	BBB	190,659
2,740	5.000%, 1/01/39 – AMBAC Insured	4/17 at 100.00	BBB	2,746,220
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,976,385
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34
2,755	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	No Opt. Call	BB–	2,937,298
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/21 (Alternative Minimum Tax)
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,700	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB–	1,790,678
430	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	448,507
1,600	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	N/R	1,608,752
	Series 2007A, 5.000%, 12/01/23
6,890	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	BBB–	7,140,865
29,020	Total New York			30,387,094
	Ohio – 7.0% (5.6% of Total Investments)
21,900	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	20,743,023
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds,	No Opt. Call	CCC+	350,000
	FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	B1	5,457,120
	Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory put 9/15/21)
14,195	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	CCC+	4,968,250
	Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,085,940
	Project, Series 2009E, 5.625%, 10/01/19
130	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation,	2/22 at 100.00	B–	132,486
	Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)
250	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel	11/21 at 100.00	B	241,170
	Corporation Project, Refunding Series 2011, 6.600%, 5/01/29
2,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	CCC+	700,000
	Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33
3,400	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System	No Opt. Call	BB	3,606,516
	Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22
6,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	4/17 at 100.00	BB+	5,905,440
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
56,875	Total Ohio			44,189,945
	Oklahoma – 0.5% (0.4% of Total Investments)
3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding	No Opt. Call	BB–	3,469,488
	Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	8/22 at 100.00	BBB–	1,066,890
	Memorial Hospital, Series 2012, 5.000%, 8/01/31
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series	4/17 at 100.00	N/R	732,037
	1997, 5.650%, 12/01/27
1,730	Total Oregon			1,798,927
	Pennsylvania – 7.0% (5.5% of Total Investments)
2,188	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds, Subordinated	No Opt. Call	N/R	2,203,975
	Series 2013, 5.000%, 5/15/26
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
3,320	6.500%, 5/01/17	No Opt. Call	B	3,332,516
3,300	6.750%, 11/01/24	11/19 at 100.00	B	3,410,583
420	6.875%, 5/01/30	11/19 at 100.00	B	414,233
835	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	4/17 at 100.00	N/R	806,652
	Project, Series 2004, 5.600%, 7/01/23
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	3,896,998
	Bonds, Series 2012A, 5.000%, 5/01/32
1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BB+	550,000
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41
	(Mandatory put 6/01/17)
4,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK	No Opt. Call	B–	4,128,443
	Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	No Opt. Call	BBB	1,601,772
	5.000%, 7/01/23
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. –	7/25 at 100.00	BBB–	880,869
	Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh	1/25 at 100.00	N/R	964,120
	Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar	7/22 at 100.00	BB+	1,646,152
	Senior Living, Inc., Series 2012, 5.000%, 7/01/27
4,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	4/17 at 100.00	BB+	3,961,800
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,805	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	No Opt. Call	CCC+	631,750
	Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40
6,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	No Opt. Call	BB–	6,000,360
	Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory put 9/01/20)
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB+	799,005
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AA	4,469,640
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/17 at 100.00	BBB–	1,006,530
	Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26
3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/17 at 100.00	BBB–	3,033,720
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23
44,198	Total Pennsylvania			43,739,118
	Puerto Rico – 0.6% (0.5% of Total Investments)
3,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	Ca	3,685,955
	5.500%, 7/01/27 – AMBAC Insured
	Rhode Island – 1.0% (0.8% of Total Investments)
6,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	AA (4)	6,389,640
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 (Pre-refunded 5/15/19) – AGC Insured
	South Carolina – 1.2% (1.0% of Total Investments)
1,450	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	2/25 at 100.00	BB	1,432,919
	Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health
	System Obligated Group, Tender Option Bond Trust 2016-XG0098:
1,500	18.510%, 11/01/27 (IF) (5)	11/22 at 100.00	A2	2,452,875
1,010	18.493%, 11/01/28 (IF) (5)	11/22 at 100.00	A2	1,627,807
1,255	18.510%, 11/01/29 (IF) (5)	11/22 at 100.00	A2	1,992,438
5,215	Total South Carolina			7,506,039
	Tennessee – 1.4% (1.1% of Total Investments)
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series	No Opt. Call	A	2,227,520
	2006, 5.000%, 12/15/21 – SYNCORA GTY Insured
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A	2,176,178
	Covenant Health, Refunding Series 2012A, 5.000%, 1/01/26
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds,
	Provision Center for Proton Therapy Project, Series 2014:
4,280	5.250%, 5/01/25	11/24 at 100.00	N/R	4,086,801
525	6.000%, 5/01/34	11/24 at 100.00	N/R	487,573
8,740	Total Tennessee			8,978,072
	Texas – 9.5% (7.5% of Total Investments)
275	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	4/17 at 100.00	BBB–	275,407
	Series 2006A, 5.000%, 1/01/34 – SYNCORA GTY Insured
7,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	4/17 at 100.00	BB	7,008,540
	Series 2006B, 5.750%, 1/01/24
	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment
	Revenue Bonds, Series 2013:
885	4.500%, 11/01/18	No Opt. Call	N/R	894,213
1,500	6.000%, 11/01/28	11/23 at 100.00	N/R	1,560,390
475	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement	7/17 at 100.00	BBB	478,149
	Residence, Series 2007, 5.000%, 7/01/27
95	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement	7/17 at 100.00	N/R (4)	96,420
	Residence, Series 2007, 5.000%, 7/01/27 (Pre-refunded 7/01/17)
2,095	Board of Managers, Joint Guadalupe County – Seguin City Hospital, Texas, FHA Insured Hospital	8/18 at 100.00	N/R (4)	2,233,961
	Mortgage Revenue Bonds, Guadalupe Regional Medical Center Project, Series 2007, 5.500%,
	8/15/36 (Pre-refunded 8/15/18)
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public	No Opt. Call	BBB	1,008,040
	Schools, Series 2012, 3.750%, 8/15/22
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA+	4,394,900
	2016-XG0090, 21.473%, 12/01/30 – AMBAC Insured (IF) (5)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,043,280
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
330	5.000%, 6/01/18	No Opt. Call	Baa3	343,226
1,500	5.000%, 6/01/20	No Opt. Call	Baa3	1,624,080
535	5.000%, 6/01/21	No Opt. Call	Baa3	586,456
855	5.000%, 6/01/22	No Opt. Call	Baa3	945,399
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,018,130
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal	No Opt. Call	BB–	1,304,988
	Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)
1,785	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	No Opt. Call	BB–	1,896,670
	Terminal E Project, Refunding Series 2014, 4.750%, 7/01/24 (Alternative Minimum Tax)
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	No Opt. Call	Baa1	221,832
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/21 (Alternative Minimum Tax)
1,000	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior	10/18 at 103.00	BB–	1,049,020
	Lien Series 2016A, 5.750%, 10/01/31 (Alternative Minimum Tax)
250	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series	10/18 at 103.00	BB–	262,255
	2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	BBB–	1,054,150
	Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi
	Project, Series 2014A, 5.000%, 4/01/34
1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public	No Opt. Call	AA–	1,602,255
	Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding
	Series 2007, 4.450%, 6/01/20 – NPFG Insured
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center	9/22 at 100.00	AA+	4,293,012
	Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125,
	19.904%, 9/15/29 (IF) (5)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	19.544%, 8/15/22 (IF) (5)	No Opt. Call	AA–	178,090
155	19.368%, 8/15/24 (IF) (5)	8/23 at 100.00	AA–	277,876
200	19.544%, 8/15/26 (IF) (5)	8/23 at 100.00	AA–	345,160
170	19.333%, 8/15/27 (IF) (5)	8/23 at 100.00	AA–	285,646
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior
	Lien Series 2008D:
245	5.625%, 12/15/17	No Opt. Call	BBB+	252,793
6,820	6.250%, 12/15/26	No Opt. Call	BBB+	8,089,748
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,604,550
	2012, 5.000%, 12/15/22
7,370	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas	11/17 at 100.00	BBB–	7,353,860
	Medical Center Regional Healthcare System, Series 2007A, 5.250%, 11/01/32
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series	9/25 at 100.00	N/R	1,149,790
	2015, 6.125%, 9/01/35
52,375	Total Texas			59,732,286
	Utah – 1.0% (0.8% of Total Investments)
6,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series	12/18 at 100.00	N/R	6,174,480
	2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)
	Vermont – 0.6% (0.5% of Total Investments)
3,600	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste	No Opt. Call	CCC+	3,602,160
	Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/02/18) (Alternative
	Minimum Tax)
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien,	No Opt. Call	AA	1,717,707
	Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured
	Virginia – 2.1% (1.7% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment
	Refunding Bonds, Dulles Town Center Project, Series 2012:
1,265	4.000%, 3/01/20	No Opt. Call	N/R	1,283,153
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,055,460
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,495,277
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova
	Health System, Tender Option Bond Trust 2016-XG0080:
1,800	20.348%, 5/15/27 (IF) (5)	5/22 at 100.00	AA+	2,928,960
120	20.348%, 5/15/28 (IF) (5)	5/22 at 100.00	AA+	193,782
400	15.316%, 5/15/29 (IF) (5)	5/22 at 100.00	AA+	500,160
871	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds,	No Opt. Call	N/R	877,672
	Series 2007, 5.800%, 9/01/17
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue	12/22 at 100.00	N/R	959,060
	Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special
	Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	3/22 at 100.00	N/R	712,306
160	4.500%, 3/01/29	3/22 at 100.00	N/R	154,130
1,505	5.000%, 3/01/30	3/22 at 100.00	N/R	1,528,824
1,410	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding	No Opt. Call	A	1,633,880
	Series 2014, 5.000%, 10/01/23
11,636	Total Virginia			13,322,664
	Washington – 2.9% (2.3% of Total Investments)
4,000	Port of Seattle, Washington, Revenue Bonds, Series 2016B, 5.000%, 10/01/32 (Alternative	4/26 at 100.00	AA	4,552,120
	Minimum Tax) (UB)
485	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	3/17 at 100.00	N/R	483,705
	Series 2013, 5.750%, 4/01/43
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella
	Project, Series 2012A:
3,300	6.000%, 10/01/22	No Opt. Call	N/R	3,561,591
2,100	6.500%, 10/01/32	10/22 at 100.00	N/R	2,192,589
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights
	Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,104,820
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,121,760
5,000	Washington State Health Care Facilities Authority, Tender Option Bond Trust 2015-XF1017,	7/24 at 100.00	BBB+	5,002,400
	3.059%, 1/01/35 (IF) (5)
16,885	Total Washington			18,018,985
	Wisconsin – 2.4% (1.9% of Total Investments)
1,740	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	1,833,177
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
3,215	5.500%, 2/01/21	2/19 at 102.00	AA–	3,529,138
350	6.500%, 2/01/31	2/19 at 102.00	AA–	385,074
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin –	7/22 at 100.00	BBB–	427,990
	Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,200	5.250%, 12/01/22	No Opt. Call	N/R	1,221,960
1,610	6.000%, 12/01/32	12/22 at 100.00	N/R	1,628,531
675	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences,	No Opt. Call	BB–	692,179
	Series 2012, 5.000%, 4/01/22
2,705	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds,	No Opt. Call	BBB	2,894,188
	TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing	7/25 at 100.00	BBB–	1,193,775
	Foundation – Cullowhee LLC – Western California University Project, Series 2015A,
	5.000%, 7/01/30
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond
	Trust 2015-XF0127:
50	18.414%, 4/01/22 (IF) (5)	No Opt. Call	AA–	87,428
100	19.120%, 4/01/23 (IF) (5)	No Opt. Call	AA–	185,080
185	18.786%, 4/01/24 (IF) (5)	4/23 at 100.00	AA–	332,486
100	19.120%, 4/01/25 (IF) (5)	4/23 at 100.00	AA–	175,865
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	263,090
	Inc., Series 2010B, 5.000%, 4/01/30
13,710	Total Wisconsin			14,849,961
$ 769,857	Total Long-Term Investments (cost $802,650,045)			793,403,208

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2% (0.1% of Total Investments)

	MUNICIPAL BONDS – 0.2% (0.1% of Total Investments)

	Illinois – 0.2% (0.1% of Total Investments)
$ 1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues	5/17 at 100.00	B+	$ 999,100
	Series 2011C-1, Variable Rate Demand Obligations, 0.960%, 3/01/32 (Mandatory put 3/01/16) (8)
$ 1,000	Total Short-Term Investments (cost $996,250)			999,100
	Total Investments (cost $803,646,295) – 126.7%			794,402,308
	Floating Rate Obligations – (0.5)%			(3,200,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (27.9)% (9)			(174,981,361)
	Other Assets Less Liabilities – 1.7% (10)			10,910,166
	Net Assets Applicable to Common Shares – 100%			$ 627,131,113

Investments in Derivatives as of February 28, 2017
Interest Rate Swaps (OTC)

		Fund			Fixed Rate		Optional		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (11)	Date	Date	(Depreciation)
JPMorgan	$10,400,000	Receive	Weekly	1.295%	Quarterly	10/30/17	11/30/17	10/30/29	$855,225
Chase Bank, N.A.			USD-SIFMA

Interest Rate Swaps (OTC-Cleared)
Variation
		Fund			Fixed Rate			Margin	Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Receivable/	Appreciation
Clearing Broker	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (11)	Date	(Payable)	(Depreciation)
Citigroup Global	$6,800,000	Receive	3-Month	1.372%	Semi-Annually	8/11/17	8/11/27	$(8,421)	$640,035
Markets Inc.*			USD-LIBOR-ICE
*	London Clearing House is the clearing house for this transaction.

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$793,403,208	$ —	$793,403,208
Short-Term Investments:
Municipal Bonds	—	999,100	—	999,100
Investments in Derivatives:
Interest Rate Swaps*	—	1,495,260	—	1,495,260
Total	$ —	$795,897,568	$ —	$795,897,568
* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments (excluding investments in derivatives) was $798,936,285.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2017, were as follows:

Gross unrealized:
Appreciation	$ 20,357,083
Depreciation	(28,091,060)
Net unrealized appreciation (depreciation) of investments	$ (7,733,977)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions and/or derivatives.
(6)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(9)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total
Investments is 22.0%.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter
(“OTC”) derivatives as well as OTC-cleared and exchange-traded derivatives, when applicable.
(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
PIK	All or a portion of this security is payment-in-kind.
USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange
USD-SIFMA	United States Dollar-Securities Industry and Financial Markets Association

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Intermediate Duration Municipal Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         April 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         April 28, 2017